SCHEDULE OF FINANCIAL INSTRUMENT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Fair Value Disclosures [Abstract]
As of January 1,	$ 186	$ 245	$ 243
Change in fair value recognized in profit or loss			2
As of December 31,	$ 186	$ 245	$ 245